CAPITAL STOCK AND RESERVES	6 Months Ended
Sep. 30, 2024
Capital Stock And Reserves
CAPITAL STOCK AND RESERVES

NOTE 9. CAPITAL STOCK AND RESERVES

Authorized ordinary shares: Unlimited number of Portage ordinary shares without par value.

On August 15, 2024, the Company effected a reverse stock split of its ordinary shares at a ratio of 1-for-20. The reverse stock split decreased the number of ordinary shares outstanding as of September 30, 2023, from 17,808,225 to 890,412. All share and per share information included in the condensed consolidated interim financial statements and in the Notes to the condensed consolidated interim financial statements have been retroactively adjusted to reflect the impact of the reverse stock split unless otherwise noted. The number of ordinary shares authorized remained at an unlimited number of common shares without par value.

Any fractional shares resulting from the reverse stock split were rounded up to the nearest whole post-split ordinary share. As a result of this round up provision, the Company issued an additional 52,254 shares.

Portage filed a shelf registration statement with the SEC in order to sell ordinary shares, debt securities, warrants and units in one or more offerings from time to time, which became effective on March 8, 2021 (“March 2021 Registration Statement”). In connection with the March 2021 Registration Statement, Portage has filed with the SEC:

•	a base prospectus, which covered the offering, issuance and sale by Portage of up to $200 million in the aggregate of the securities identified above from time to time in one or more offerings;
•	a prospectus supplement, which covered the offer, issuance and sale by Portage in its ATM offering of up to a maximum aggregate offering price of $50 million of Portage’s ordinary shares that may be issued and sold from time to time under a Controlled Equity Offering Sales Agreement, dated February 24, 2021 (the “Sales Agreement”), with Cantor Fitzgerald & Co., the sales agent (“Cantor Fitzgerald”);
•	a prospectus supplement dated June 24, 2021, for the offer, issuance and sale by Portage of 57,500 ordinary shares for gross proceeds of approximately $26.5 million in a firm commitment underwritten public offering with Cantor Fitzgerald;
•	a prospectus supplement dated August 19, 2022, for the resale of up to $30 million in ordinary shares that Portage may sell from time to time to Lincoln and an additional 4,726 shares that were issued to Lincoln; and
•	a prospectus supplement dated September 29, 2023 for the offer, issuance and sale by Portage in a registered direct public offering through H.C. Wainwright & Co., the placement agent, to an institutional and accredited investor of (i) 98,500 ordinary shares at a purchase price of $38.00 per share; and (ii) Pre-Funded Warrants to purchase up to 59,395 ordinary shares, at a purchase price of $37.98 per Pre-Funded Warrant Shares, for aggregate gross proceeds of approximately $6 million. All Pre-Funded Warrants, which were exercisable for one ordinary share at an exercise price of $0.02 per share, were exercised in full on May 29, 2024.

The Sales Agreement permits the Company to sell in an ATM program up to $50 million of ordinary shares from time to time. Through September 30, 2024, the Company raised approximately $4.2 million in gross proceeds through the sale of shares of common shares under the ATM program. Any sales under the prospectus will be deemed to be made pursuant to an ATM program as defined in Rule 415(a)(4) promulgated under the Securities Act.

On July 6, 2022, the Company entered into a Purchase Agreement (the “Committed Purchase Agreement”) with Lincoln, under which it may require Lincoln to purchase ordinary shares of the Company having an aggregate value of up to $30 million (the “Purchase Shares”) over a period of 36 months. Upon execution of the Committed Purchase Agreement, the Company issued to Lincoln 4,726 ordinary shares, representing a 3% commitment fee. Pursuant to the Committed Purchase Agreement, Lincoln will be obligated to purchase the Purchase Shares in three different scenarios that are based on various market criteria and share amounts. The Company has the right to terminate the Committed Purchase Agreement for any reason, effective upon one business day prior written notice to Lincoln. Lincoln has no right to terminate the Committed Purchase Agreement. The requirement that Lincoln must make a purchase will be suspended based on various criteria such as there not being an effective registration statement for Lincoln to be able to resell the ordinary shares it is committed to purchase and market criteria such as the Company continuing to be Depository Trust Company eligible, among other things. The Committed Purchase Agreement does not impose any financial or business covenants on the Company, and there are no limitations on the use of proceeds. The Company may raise capital from other sources in its sole discretion; provided, however, that the Company shall not enter into any similar agreement for the issuance of variable priced equity-like securities until the three-year anniversary of the date of the Committed Purchase Agreement, excluding, however, an ATM transaction with a registered broker-dealer, which includes any sales under the Sales Agreement with Cantor Fitzgerald.

During the six months ended September 30, 2023, the Company sold 9,331 ordinary shares under the ATM program, generating net proceeds of approximately $0.7 million. There were no shares sold under the ATM program during the six months ended September 30, 2024.

The Company’s March 2021 Registration Statement expired on March 8, 2024. In order to issue additional shares under its ATM program or the Committed Purchase Agreement in the future, the Company would be required to file a new registration statement, which must be declared effective by the SEC prior to use, and to file a prospectus supplement related to the ATM program and the Committed Purchase Agreement, as the case may be.

Furthermore, the ATM program and the Committed Purchase Agreement with Lincoln are generally limited based on, among other things, the Company’s Nasdaq trading volume. Under General Instruction I.B.5 to Form F-3 (the “Baby Shelf Rule”), the amount of funds the Company can raise through primary public offerings of securities in any 12-month period using a registration statement on Form F-3 is limited to one-third of the aggregate market value of the ordinary shares held by the Company’s non-affiliates, which limitation may change over time based on its stock price, number of ordinary shares outstanding and the percentage of ordinary shares held by non-affiliates. Accordingly, the Company is limited by the Baby Shelf Rule as of the filing of this Form 6-K, until such time as its non-affiliate public float exceeds $75 million.

On September 29, 2023, the Company entered into the Purchase Agreement with an institutional and accredited investor in connection with the Registered Direct Offering and the Private Placement. The Offerings closed on October 3, 2023.

The Company filed the Resale Registration Statement to register for resale the Private Warrant Shares and the ordinary shares issuable upon the exercise of Placement Agent Warrants, which was declared effective by the SEC on November 7, 2023. Pursuant to the terms of the Purchase Agreement, the Company is obligated to use its commercially reasonable efforts to keep the Resale Registration Statement effective at all times until such institutional and accredited investor (and its successors and assigns) no longer owns any Private Warrants or ordinary shares issuable upon exercise thereof.

If a Fundamental Transaction (as defined in the Warrants) occurs, then the successor entity will succeed to, and be substituted for the Company, and may exercise every right and power that the Company may exercise and will assume all of the Company’s obligations under the Warrants with the same effect as if such successor entity had been named in the Warrants themselves. If holders of ordinary shares are given a choice as to the securities, cash or property to be received in such a Fundamental Transaction, then the holders of the Warrants shall be given the same choice as to the consideration they would receive upon any exercise of the Warrants following such a Fundamental Transaction. Additionally, as more fully described in the Series B Warrants, Series C Warrants and Placement Agent Warrants, in the event of certain Fundamental Transactions, the holders of the Series B Warrants, Series C Warrants and Placement Agent Warrants will be entitled to receive cash consideration in an amount equal to the Black-Scholes value of the Series B Warrants, Series C Warrants and Placement Agent Warrants, as the case may be, upon the consummation of such Fundamental Transaction.

See Note 6, “Warrant Liability,” for a discussion of the Registered Direct Offering.

Series A Warrants and Pre-Funded Warrants

The Series A Warrants and the Pre-Funded Warrants are classified as a component of equity because they are freestanding financial instruments that are legally detachable and separately exercisable from the ordinary shares with which they were issued, are immediately exercisable, do not embody an obligation for the Company to repurchase its shares, and permit the holders to receive a fixed number of ordinary shares upon exercise. In addition, the Series A Warrants and the Pre-Funded Warrants do not provide any guarantee of value or return.

On the October 3, 2023 issue date, the calculated fair value of the Series A Warrants and the Pre-Funded Warrants as of March 31, 2024 was $2.968 million ($0.94 per such warrant). Because the fair value of the warrants accounted for as liabilities exceeded the net proceeds from the Registered Direct Offering, the proceeds allocated to the Common Shares, the Pre-Funded Warrants and the Series A warrants was zero.

Series A Warrants

The inputs associated with calculating the fair value are reflected below.

October 3, 2023
Exercise price	$38.00
Share price	$39.40
Expected life	1.50 years
Expected volatility	96.0%
Risk-free interest rate	5.32%
Dividend yield	–

Nature and Purpose of Reserves

Stock Option Reserve

The stock option reserve reflects the reserve of compensation expense recognized over the vesting period based upon the grant date fair value of the Company’s equity settled grants calculated in accordance with IFRS 2, “Share-based Payment”. See Note 10, “Stock Option Reserve,” below for a further discussion.